Investment in Associates - Summary of Financial Information of Material Associate Investment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of associates [line items]
Non-current assets	$ 2,538		$ 2,650
Current assets	1,678		2,066
Current liabilities	(1,544)		(1,624)
Non-current liabilities	(4,280)		(4,566)
Net assets	(1,608)		(1,474)
Carrying amount	36		77
Revenue	3,892		2,907		$ 2,394
Profit/(loss) from continuing operations and total comprehensive income/(loss) for the year	376		265		(260)
Barclay associate [member]
Disclosure of associates [line items]
Non-current assets	472		485
Current assets	64		38
Current liabilities	(33)		(32)
Non-current liabilities	(250)		(246)
Net assets	253		245
Effect of Specially Allocated Expenses	(42)
Revenue	106		42
Profit/(loss) from continuing operations and total comprehensive income/(loss) for the year	8		(24)
Group's share of profit/(loss) for the year	(42)	[1]	(5)	[1]	$ 13
Barclay associate [member] | Group share of reported net assets at 19.9% [member]
Disclosure of associates [line items]
Net assets	50		49
Adjustments to reflect impairment, capitalised costs, and additional rights and obligations under the shareholder agreement	(8)		(7)
Carrying amount	$ 0		$ 42

[1]	Includes specially allocated expenses and the cost of funding owner returns.